LEASES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020
Finance Lease Cost
Amortization of Finance Lease Right-of-Use Assets	$ 83,426	$ 546,157	$ 397,569	$ 2,616,924	$ 2,752,022
Interest on Lease Liabilities	460,297	1,549,769	1,984,118	2,982,699	6,262,019
Operating Lease Cost	8,034,052	7,978,593	15,692,972	14,964,892	30,661,411
Total Lease Expenses	8,577,775	10,074,519	18,074,659	20,564,515	39,675,453
Cash Paid for Amount Includedin the Measurementof Lease Liabilities:
Gain on Sale and Leaseback Transactions, Net	0	0	0	(704,207)	(704,207)
Financing Cash Flow from Financing Leases	0	297,588	39,880	297,588	1,785,282
Operating Cash Flow from Operating Leases	6,918,798	10,157,732	16,077,196	17,329,775	27,304,389
Non Cash Additional to Right-of-Use Assets and Lease Liabilities
Recognition of Right-of-Use Assets for Finance Leases	0	2,937,513	350,249	45,614,041	45,614,041
Recognition of Right-of-Use Assets for Operating Leases	$ 0	$ 20,993,959	$ 0	$ 162,551,190	$ 152,141,639
Weighted-Average Remaining Lease Term (Years) - Finance Leases					48 years
Weighted-Average Remaining Lease Term (Years) - Operating Leases					9 years
Weighted-Average Discount Rate - Finance Leases					10.68%
Weighted-Average Discount Rate - Operating Leases					12.15%